DISCONTINUED OPERATIONS (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUE AND OTHER INCOME
Oil and gas revenue			$ 3,972.2	$ 3,189.9
Commodity derivative losses			(14.6)	163.8
Other loss			(17.0)	13.4
Revenue and other income			3,940.6	3,367.1
EXPENSES
Operating			941.4	770.5
Transportation			311.5	174.3
General and administrative			112.0	126.5
Foreign exchange gain			6.0	10.0
Share-based compensation			19.1	38.7
Depletion, depreciation and amortization			1,338.3	894.7
Impairment	$ 486.8	$ 25.5		93.8
Accretion and financing			31.2	27.5
Total Expenses			3,596.9	2,314.0
Tax expense (recovery)
Current			0.0	(0.7)
Deferred			59.8	254.4
Net income (loss) from discontinued operations			(10.6)	(229.1)
Cash provided by (used in) discontinued operations
Operating activities			0.0	399.0
Investing activities			(11.1)	177.3
Increase (decrease) in cash from discontinued operations			(11.1)	576.3
Oil and gas sales
REVENUE AND OTHER INCOME
Oil and gas revenue			4,271.3	3,499.0
Royalties
REVENUE AND OTHER INCOME
Oil and gas revenue			(441.7)	(375.3)
Discontinued operations
REVENUE AND OTHER INCOME
Oil and gas revenue			0.0	457.0
Commodity derivative losses			0.0	(23.4)
Other loss			(11.1)	(2.2)
Revenue and other income			(11.1)	431.4
EXPENSES
Operating			0.0	80.0
Transportation			0.0	12.2
General and administrative			0.0	12.7
Foreign exchange gain			(0.5)	(621.7)
Share-based compensation			0.0	(0.4)
Depletion, depreciation and amortization			0.0	170.3
Impairment			0.0	728.4
Accretion and financing			0.0	0.4
Total Expenses			(0.5)	381.9
Net income (loss) before tax from discontinued operations			(10.6)	49.5
Tax expense (recovery)
Current			0.0	0.0
Deferred			0.0	278.6
Net income (loss) from discontinued operations			(10.6)	(229.1)
Discontinued operations | Oil and gas sales
REVENUE AND OTHER INCOME
Oil and gas revenue			0.0	612.9
Discontinued operations | Royalties
REVENUE AND OTHER INCOME
Oil and gas revenue			$ 0.0	$ (155.9)